Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Disclosure of Changes in Provisions
Details of provisions

(in thousands of euros)	As of December 31, 2022	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2023
Lump-sum retirement benefits	270	38		—	307
Non-current provisions	270	38	—	—	307
Provisions for disputes	177	10	—	(1)	186
Provisions for charges	150	4		—	154
Current provisions	327	14	—	(1)	340
Total provisions	596	52	—	(1)	647
(1)See Note 16.4 Depreciation, amortization and provision expenses for the nature of these decreases
Disclosure of Commitments for Retirement Benefits
Commitments for retirement benefits

	As of
(in thousands of euros)	June 30, 2023	December 31, 2022
Provision as of beginning of period	270	318
Cost of services	33	75
Discounting costs	5	3
Expense for the period	38	78
Actuarial gains or losses recognized in other comprehensive income	—	(126)
Provision as of the end of period	307	270

Disclosure of Assumptions Used to Measure Retirement Benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	June 30, 2023	December 31, 2022
Retirement assumptions	Executive: Age 66 Non-Executive: Age 64	Executive: Age 66 Non-Executive: Age 64
Social security contribution rate	44%	44%
Discount rate	3.69%	3.69%
Mortality tables	Regulatory table INSEE 2016 - 2018	Regulatory table INSEE 2016 -2018
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	20 years